Cash Payments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash payments:
Interest	¥ 76,755	¥ 88,385	¥ 105,308
Income taxes	¥ 83,462	¥ 32,831	¥ 11,955